Income Tax Benefit (Tables)	12 Months Ended
Jun. 30, 2019
Major Components Of Tax Expense Income [Abstract]
Summary of Income Tax Benefit and Reconciliation of Income Tax Benefit and Tax at the Statutory Rate
	2019	2018	2017
	A$’000	A$’000	A$’000
Income tax benefit
Current tax	—	—	—
Aggregate income tax benefit	—	—	—

Numerical reconciliation of income tax benefit and tax at the statutory rate
Income/(Loss) before income tax benefit	4,094	(11,640)	(5,690)

Tax at the statutory tax rate of 27.5% (27.5%)	1,126	(3,201)	(1,565)

Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
R&D expenses	573	2,605	2,676
R&D incentive income	(249)	(1,124)	(2,889)
Legal expenses	225	70	154
Share-based payments	258	119	106
Timing differences utilised not previously recognised	(264)	(196)	(506)
Impact of foreign exchange rate differences	—	—	2
	1,669	(1,727)	(2,022)
(Utilisation of carried forward losses)/Tax losses not brought to account	(1,669)	1,727	2,022
Income tax benefit	—	—	—

Summary of Tax Losses for Which No Deferred Tax Asset has been Recognised

Tax losses are recognised only if the consolidated entity considers it is probable that future taxable amounts will be available to utilise those temporary differences and losses.

Tax losses for which no deferred tax asset has been recognised - Australia
- Tax losses not recognised	54,083	61,471	60,382
- Capital losses not recognised	1,272	1,272	1,272
- Other deferred tax assets not recognised	980	627	2,776
	56,335	63,370	64,430

Potential tax benefit of tax assets not recognised at 27.5% (27.5%)	15,492	17,427	17,718

Tax losses for which no deferred tax asset has been recognised - US (Tacere)
- Tax losses not recognised	771	846	955

Potential tax benefit of tax assets not recognised at 21% - US	162	178	324